FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Derivative liability	$ 400,000		$ 298,884
Derivative liability/bifurcated conversion option in connection with auctus loan	1,100,000
Extinguishment of derivative liability due to payoff of loan to Auctus	700,000
Derivative liability	400,000		$ 298,884
December 17, 2019 [Member]
Derivative liability/bifurcated conversion option in connection with auctus loan	400,000	$ 400,000
Fair Value, Inputs, Level 3 [Member]
Extinguishment of derivative liability due to payoff of loan to Auctus	$ 700,000